Concentrations (Additional Information) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentrations [Line Items]
Concentration Risk, Percentage	0.00%	10.00%
Percentage On Accounts Receivable	79.00%	0.00%
Majority Stockholder
Concentrations [Line Items]
Concentration Risk, Percentage	17.00%	11.00%